Note 1 - Basis of Presentation and General Information (Details Textual)		6 Months Ended	36 Months Ended
	Jan. 30, 2018 $ / shares shares	Jun. 30, 2019 shares	Jun. 30, 2019 shares	Dec. 31, 2018
Stock Issued During Period, Shares, Dividend Reinvestment Plan			11,508,233
Common Stock, Shares, Outstanding, Ending Balance		114,501,033	114,501,033
Number of Vessels		60	60	62
Carrying Capacity of Vessels at Period End (TEU)		402,333	402,333	409,345
Number of Subsidiaries		85	85
MARSHALL ISLANDS
Number of Subsidiaries		10	10
Konstantakopoulos Family [Member]
Percentage Ownership		56.80%	56.80%
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues		299,200
Series E Preferred Stock [Member]
Preferred Stock, Shares Issued, Total	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Sale of Stock, Price Per Share | $ / shares	$ 25